SECURITIES AND EXCHANGE COMMISSION
                             Washington, D. C. 20549
                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                   / /
                                                                          --


         Pre-Effective Amendment No.                                      / /
                                      -------                             --
         Post-Effective Amendment No.    18                              /X/
                                      -------                            --
                                     and/or


REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940           / /
                                                                          --

         Amendment No.   19                                                /X/
                        (Check appropriate box or boxes.)

               AmeriPrime Funds - File Nos. 33-96826 and 811-9096
              1793 Kingswood Drive, Suite 200, Southlake, Texas   76092
              (Address of Principal Executive Offices)                 Zip Code

Registrant's Telephone Number, including Area Code:   (817) 431-2197
Kenneth Trumpfheller, 1793 Kingswood Dr., Suite 200, Southlake, TX  76092
                  (Name and Address of Agent for Service)

                                  With copy to:
            Donald S. Mendelsohn, Brown, Cummins & Brown Co., L.P.A.
                    3500 Carew Tower, Cincinnati, Ohio 45202

Approximate Date of Proposed Public Offering:

It is proposed that this filing will become effective:

         / / immediately upon filing pursuant to paragraph (b) / / on pursuant to paragraph (b) / / 60 days after filing pursuant to paragraph (a)(1) / / on (date) pursuant to paragraph (a)(1) /X/ 75 days after filing pursuant to paragraph (a)(2) / / on (date) pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

         / / this post-effective amendment designates a new effective date for a previously filed post-effective amendment.







ASA032A5-101698-5

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                           FOR CARL DOMINO GROWTH FUND


ITEM                       SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and
                           Risk Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General
                           Information; Supplement to Prospectus
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund;
                           Supplement to Prospectus
  8........................How to Redeem Shares
  9........................None..
 13........................General Information
 15........................General Information


                           SECTION IN STATEMENT OF
ITEM                       ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment
                           Limitations
 14........................Trustees and Officers
 15........................Description of the Trust
 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................None..

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

               FOR CARL DOMINO EQUITY INCOME FUND (CLASS A SHARES)


                           ITEM SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Financial Highlights; Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and
                           Risk Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None
 13........................General Information
 15........................General Information


                             SECTION IN STATEMENT OF
ITEM                         ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment Limitations
 14........................Trustees and Officers
 15........................Description of the Trust
 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................Financial Statements

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                       FOR CARL DOMINO GLOBAL EQUITY INCOME FUND


                           ITEM SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and
                           Risk Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General Information
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 13........................General Information
 15........................General Information


                             SECTION IN STATEMENT OF
ITEM                         ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment
                           Limitations
 14........................Trustees and Officers
 15........................Description of the Trust
 16........................The Investment Adviser, Custodian, Transfer Agent,
                           Accountants
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................None..

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                              FOR GJMB GROWTH FUND


                           ITEM SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and
                           Risk Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General
                           Information, How to Redeem Shares
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 15........................General Information

                             SECTION IN STATEMENT OF
ITEM                         ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment
                           Limitations
 14........................Trustees and Officers
 15........................None..
 16........................The Investment Advisor, Custodian, Transfer Agent,
                           Accountants
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................None..

                                AmeriPrime Funds
                              CROSS REFERENCE SHEET
                                    FORM N-1A

                            FOR CORNERSTONE MVP FUND


                           ITEM SECTION IN PROSPECTUS

  1........................Cover Page
  2........................Summary of Fund Expenses
  3........................Performance Information
  4........................The Fund, Investment Objective and Strategies,
                           Investment Policies and Techniques and
                           Risk Considerations, Operation of the Fund, General Information
  5........................Operation of the Fund
  5A.......................None..
  6........................Cover Page, Dividends and Distributions, Taxes,
                           Operation of the Fund, General
                           Information, How to Redeem Shares
  7........................Cover Page, How to Invest in the Fund, Share Price
                           Calculation, Operation of the Fund
  8........................How to Redeem Shares
  9........................None..
 15........................General Information


                             SECTION IN STATEMENT OF
ITEM                         ADDITIONAL INFORMATION

 10........................Cover Page
 11........................Table of Contents
 12........................None..
 13........................Additional Information About Fund Investments and
                           Risk Considerations, Investment
                           Limitations
 14........................Trustees and Officers
 15........................None..
 16........................The Investment Advisor, Custodian, Transfer Agent,
                           Accountants
 17........................Portfolio Transactions and Brokerage
 18........................Description of the Trust
 19........................Determination of Share Price
 20........................None..
 21........................Distributor
 22........................Investment Performance
 23........................None..

          PROSPECTUS                                  _______________, 1998
                                GJMB Growth Fund

                           301 East Colorado Boulevard
                                    Suite 802
                               Pasadena, CA 91101

               For Information, Shareholder Services and Requests:
                                 (888) ___-_____


The objective of the GJMB Growth Fund is to provide long term capital appreciation. The Fund's advisor, Gamble, Jones, Morphy & Bent, seeks to achieve this objective by investing primarily in equity securities of large capitalization U.S.
companies commonly known as "Blue Chip" stocks.

         The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares from the Fund. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.

         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated ___________________, 1998 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.









THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.

ASA032C5-101598-0

                                                 SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor do they pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.



Shareholder Transaction Expenses Shareholder
Transaction Expenses

Sales Load Imposed on Purchases                                           None
Sales Load Imposed on Reinvested Dividends                                None
Deferred Sales Load                                                       None
Redemption Fees                                                           None
Exchange Fees                                                             None
Annual Fund Operating Expenses
(as a percentage of average net assets)
Management Fees                                                          1.20%
12b-1 Charges                                                            0.00%
Other Expenses1                                                          0.00%
Total Fund Operating Expenses2                                           1.20%


1 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than of .001% of average net assets for the first fiscal year. 2 The Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described in footnote 1).

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example As a shareholder in the Fund, you would pay the following expenses on a $1,000 investment, assuming (1) a 5% annual return and (2) redemption at the end of each time period:

                           1 Year           3 Years
                           - ----           - -----
                           $    12          $       38

                                                         THE FUND
         GJMB Growth Fund (the "Fund") was organized as series of AmeriPrime Funds, an Ohio business trust (the "Trust") on ___________, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund.

                                            INVESTMENT OBJECTIVE AND STRATEGIES

         The objective of the GJMB Growth Fund is to provide long term capital appreciation. The Fund's advisor, Gamble, Jones, Morphy & Bent (the "Advisor"), seeks to achieve this objective by investing primarily in equity securities of large capitalization companies commonly known as "Blue Chip" stocks. The Fund may also invest in comparable stocks of foreign companies by purchasing American Depository Receipts ("ADRs").

         Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible preferred stock is preferred stock that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders.The Fund may invest up to 5% of its net assets in each of the following: convertible preferred stock, rights and warrants. The Fund will only invest in those convertible preferred stocks rated A or better by Moodys Investors Services, Inc. or Standard & Poor's Corporation or, if unrated, of comparable quality in the opinion of the Advisor.

         The Fund may invest up to 15% of its assets in ADRs. An ADR is a certificate evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest in foreign securities, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.

         Investments in equity securities are subject to inherent market risks and fluctuations in value. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition, overall market and economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.

         Although the Advisor intends to invest the Fund's assets primarily in equity securities, when the Advisor believes that market conditions warrant a more defensive position, all or a portion of the Fund's assets may be invested in U.S. Treasury securities. U.S. Treasury securities are backed by the "full faith and credit" of the United States Government and include Treasury bills, Treasury notes, and Treasury bonds.

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments (including money market funds). The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of a money market fund, the shareholders of the Fund will be subject to additional management fees.

         The Fund is classified as a "non-diversified" investment company and, as such, may invest a greater proportion of its assets in the securities of a smaller number of issuers and therefore may be subject to greater market and credit risk than a more broadly diversified fund. As the Fund intends to comply with Subchapter M of the Internal Revenue Code, the Fund may invest up to 50% of its assets at the end of each quarter of its fiscal year in as few as two issuers, provided that no more than 25% of the assets are invested in one issuer. With respect to the remaining 50% of its assets at the end of each quarter, it may invest no more than 5% in any issuer.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has [limited] experience managing mutual funds and that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained.

                                                 HOW TO INVEST IN THE FUND

         The Fund is "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $200,000 and minimum subsequent investments of $20,000. These minimums may be waived for clients of the Advisor. Investors may also choose to purchase or redeem their shares through a broker/dealer or other institution, and may be charged a fee by that institution. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:                                 Overnight:
GJMB Growth Fund                           GJMB Growth Fund
c/o Unified Fund Services, Inc.            c/o Unified Fund Services, Inc.
P.O. Box 6110                              431 North Pennsylvania Street
Indianapolis, Indiana  46204-6110          Indianapolis, Indiana  46204

         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 888-___-____ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

         Star Bank, N.A. Cinti/Trust
         ABA #0420-0001-3
         Attn: GJMB Growth Fund
         DDA#________________
         Account Name _________________
            (write in shareholder name)
         For the Account # ______________
            (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to the appropriate fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Tax Sheltered Retirement Plans

         Since the Funds are oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Funds' Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person is reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                                                   HOW TO REDEEM SHARES

         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Funds reserve the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

     By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

             GJMB Growth Fund
             c/o Unified Fund Services, Inc.
             P.O. Box 6110
             Indianapolis, Indiana  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of The of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent 888-___- ____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at (888) ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Funds may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, The Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $200,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of The Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                                                  SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding,rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                                                DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                                           TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, The Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the applicable Fund may make a corresponding charge against the account.

                                                   OPERATION OF THE FUND

         The Fund is a non-diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Funds. Like other mutual funds, the Fund retains various organizations to perform specialized services.

         The Trust retains Gamble, Jones Morphy & Bent, 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101 (the "Advisor") to manage the assets of the Fund. The firm became a registered investment adviser in 1956 and was reorganized as a California corporation in 1990. As of June 30, 1998, the firm manages over $1.1 billion for individuals, trusts and pension plans. Thomas
S. Jones, President of the Advisor, and Thomas W. Bent, Executive Vice President of the Advisor, are the controlling shareholders of Gamble, Jones Morphy & Bent. The investment decisions for the Fund are made by the executive committee of the Advisor, which is primarily responsible for the day-to-day management of the Fund's portfolio.

         The Fund is authorized to pay the Advisor a fee equal to an annual average rate of 1.20% of the Fund's average daily net assets. The Advisor pays all of the operating expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses. In this regard, it should be noted that most investment companies pay their own operating expenses directly, while the Funds' expenses, except those specified above, are paid by the Advisor.

         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide The Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions.

                                                    GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.

         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objective of the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the portfolio turnover of the Fund will not exceed 35% annually.

         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the offering made by this Prospectus, ___________ purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.

                                                  PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.

         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A nonstandardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.

         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average.

The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.

Investment Advisor                        Administrator
Gamble, Jones, Morphy & Bent              AmeriPrime Financial Services, Inc.
301 East Colorado Boulevard               1793 Kingswood Drive, Suite 200
Suite 802                                 Southlake, Texas  76092
Pasadena, California 91101

Legal Counsel                             Distributor
Brown, Cummins & Brown Co., L.P.A.        AmeriPrime Financial Securities, Inc.
3500 Carew Tower, 441 Vine Street         1793 Kingswood Drive, Suite 200
Cincinnati, Ohio  45202                   Southlake, Texas  76092

Custodian                                 Independent Auditors
Star Bank, N.A.                           _____________________________
425 Walnut Street, M.L. 6118              ____________________________
Cincinnati, Ohio  45202                   ____________________________

Transfer Agent (all purchases and
all redemption requests)
Unified Fund Services, Inc.
431 North Pennsylvania Street
Indianapolis, Indiana  46204

No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by any of the Funds to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

TABLE OF CONTENTS

SUMMARY OF FUND EXPENSES
         Shareholder Transaction Expenses

THE FUND

INVESTMENT OBJECTIVE AND STRATEGIES

HOW TO INVEST IN THE FUND
         Initial Purchase
         Additional Investments
         Tax Sheltered Retirement Plans
         Other Purchase Information

HOW TO REDEEM SHARES

SHARE PRICE CALCULATION

DIVIDENDS AND DISTRIBUTIONS

TAXES

DISTRIBUTION PLAN

OPERATION OF THE FUND

GENERAL INFORMATION
         Fundamental Policies.
         Portfolio Turnover.
         Shareholder Rights.

PERFORMANCE INFORMATION

                                GJMB GROWTH FUND
                       STATEMENT OF ADDITIONAL INFORMATION
                             _________________,1998








         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of GJMB Growth Fund dated ____________, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) ___________.















ASA032C4

         STATEMENT OF ADDITIONAL INFORMATION


         TABLE OF CONTENTS

         PAGE


DESCRIPTION OF THE TRUST......................................................


INVESTMENT LIMITATIONS........................................................

THE INVESTMENT ADVISOR........................................................

TRUSTEES AND OFFICERS.........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE.........................................

DETERMINATION OF SHARE PRICE................................................

INVESTMENT PERFORMANCE.......................................................

CUSTODIAN

TRANSFER AGENT..............................................................

ACCOUNTANTS..................................................................

DISTRIBUTOR..................................................................

DESCRIPTION OF THE TRUST

         GJMB Growth Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

                                                  INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing non-publicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).
         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

         ii. Borrowing. The Fund will not engage in borrowing (including reverse repurchase agreements).

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.

         iv. Short Sales. The Fund will not effect short sales of securities.

     v. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.

THE INVESTMENT ADVISOR

         The Fund's investment adviser is Gamble, Jones Morphy & Bent, 301 East Colorado Boulevard, Suite 802, Pasadena, California 91101. The Advisor is a corporation organized in the state of California in 1990, and is the business successor to a firm registered as an investment advisor since 1956. Thomas S. Jones, President, and Thomas W. Bent, Executive Vice-President of the Advisor, own a majority of the Advisor's shares and may be deemed to have controlling interests.

         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.20% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the name "GJMB" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the name "GJMB" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.


Name, Age and Address               Position                     Principal Occupations During Past 5 Years


* Kenneth D. Trumpfheller           President and Trustee        President, Treasurer and Secretary of AmeriPrime
Age:  40                                                         Financial Services, Inc., the Fund's administrator, and
1793 Kingswood Drive                                             AmeriPrime Financial Securities, Inc., the Fund's
Suite 200                                                        distributor.  Prior to December, 1994, a senior client
Southlake, Texas  76092                                          executive with SEI Financial Services.









Julie A. Feleo                      Secretary, Treasurer         Secretary, Treasurer and Chief Financial Officer of
Age:  32                                                         AmeriPrime Financial Services, Inc. and AmeriPrime
1793 Kingswood Drive                                             Financial Securities, Inc.; Fund Reporting Analyst at
Suite 200                                                        Fidelity Investments from 1993 to 1997; Fund
Southlake, Texas  76092                                          Accounting Analyst at Fidelity Investments in 1993.
                                                                 Prior to 1993, Accounting Manager at Windows
                                                                 Presentation Manager Association.



Steve L. Cobb                       Trustee                      President of Chandler Engineering Company, L.L.C., oil
Age:  41                                                         and gas services company; various positions with Carbo
2001 Indianwood Avenue                                           Ceramics, Inc., oil field manufacturing/supply Company,
Broken Arrow, Oklahoma                                           from 1984 to 1997, most recently Vice President of
74012                                                            Marketing.



Gary E. Hippenstiel                 Trustee                      Director, Vice President and Chief Investment Officer of
Age:  51                                                         Legacy Trust Company since 1992; President and
600 Jefferson Street, Suite 350                                  Director of Heritage Trust Company from 1994 to 1996;
Houston, Texas 77063                                             Vice President and Manager of Investments of Kanaly
                                                                 Trust   Companyfrom 1988 to 1992.



         The compensation paid to the Trustees of the Trust for the period ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust is responsible for a portion of the Trustee fees.

 Name                                               Total Compensation
                                                  from Trust (the Trust is
                                                   not in a Fund Complex)



Kenneth D.                                                      0
Trumpfheller



Steve L. Cobb                                                $4,000



Gary E. Hippenstiel                                          $4,000




PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         [To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.]

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

         The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.

CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified Fund Services, Inc. provides the Fund with certain monthly reports, record-keeping and other management-related services.

ACCOUNTANTS

         [To Be Supplied]

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.

PROSPECTUS                                                         June 29, 1998

                              Cornerstone MVP Fund

                              132 West Main Street
                              Aspen, Colorado 81611

               For Information, Shareholder Services and Requests:
                                  (888)___-____


         The investment objective of the Cornerstone MVP Fund is to provide long term capital appreciation for its shareholders. The Fund's advisor, Cornerstone Investment Management, LLC, seeks to achieve this objective by investing in a broadly diversified portfolio of equity securities that the Advisor believes offer superior prospects for growth and are reasonably valued. The Advisor screens over 9,000 U.S. and foreign stocks for "MVP" characteristics: Momentum, Valuation and Performance.

         The Fund is "no-load," which means that investors incur no sales charges, commissions or deferred sales charges on the purchase or redemption of their shares. The Fund is one of the mutual funds comprising AmeriPrime Funds, an open-end management investment company, distributed by AmeriPrime Financial Securities, Inc.



















         This Prospectus provides the information a prospective investor ought to know before investing and should be retained for future reference. A Statement of Additional Information dated June 29, 1998 has been filed with the Securities and Exchange Commission (the "SEC"), is incorporated herein by reference, and can be obtained without charge by calling the Fund at the phone number listed above. The SEC maintains a Web Site (http://www.sec.gov) that contains the Statement of Additional Information, material incorporated by reference, and other information regarding registrants that file electronically with the SEC.


THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


ASA032C3-101698-4

                                                 SUMMARY OF FUND EXPENSES

         The tables below are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund. The expense information is based on estimated amounts for the current fiscal year. The expenses are expressed as a percentage of average net assets. The Example should not be considered a representation of future Fund performance or expenses, both of which may vary.

         Shareholders should be aware that the Fund is a no-load fund and, accordingly, a shareholder does not pay any sales charge or commission upon purchase or redemption of shares of the Fund. In addition, the Fund does not charge a 12b-1 fee. Unlike most other mutual funds, the Fund does not pay directly for transfer agency, pricing, custodial, auditing or legal services, nor does it pay directly any general administrative or other significant operating expenses. The Advisor pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of non-interested person trustees and extraordinary expenses.

         Shareholder Transaction Expenses

         Sales Load Imposed on Purchases...................NONE
         Sales Load Imposed on Reinvested Dividends........NONE
         Deferred Sales Load...............................NONE
         Redemption Fees...................................NONE
         Exchange Fees.....................................NONE

         Annual Fund Operating Expenses (as a percentage of average net assets)1

         Management Fees...................................1.10%
         12b-1 Fees........................................NONE
         Other Expenses2...................................0.00%
         Total Fund Operating Expenses.....................1.10%

         1 The Fund's total operating expenses are equal to the management fee paid to the Advisor because the Advisor pays all of the Fund's operating expenses (except as described in footnote 2).

         2 The Fund estimates that other expenses (fees and expenses of the trustees who are not "interested persons" as defined in the Investment Company Act) will be less than .001% of average net assets for the first fiscal year.

         The tables above are provided to assist an investor in understanding the direct and indirect expenses that an investor may incur as a shareholder in the Fund.

Example

         You would pay the following expenses on a $1,000  investment,  assuming
(1) 5% annual return and (2) redemption at the end of each time period:
                                            1 Year            3 Years
                                             $11                $35

                                                         THE FUND

         The Cornerstone MVP Fund (the "Fund") was organized as a series of AmeriPrime Funds, an Ohio business trust (the "Trust") on __________, 1998. This prospectus offers shares of the Fund and each share represents an undivided, proportionate interest in the Fund. The investment advisor to the Fund is Cornerstone Investment Management, LLC (the "Advisor").

                       INVESTMENT OBJECTIVE AND STRATEGIES

         The investment objective of the Cornerstone MVP Fund (the "Fund") is to provide long term capital appreciation for its shareholders. The Advisor seeks to achieve this objective by investing in a broadly diversified portfolio of equity securities that the Advisor believes offer superior prospects for growth and are reasonably valued. The Advisor screens over 9,000 U.S. and foreign stocks for "MVP" characteristics: Momentum, Valuation and Performance. These characteristics include positive price momentum, using moving average prices; valuation, using analysis of price multiples; and performance, using revenue growth rates, earnings stability and forecast earnings growth. Stocks that pass the Advisor's initial screening are considered as candidates for the Fund. The Advisor further analyzes the companies for strength of management and performance outlook, and integrates the selected stocks into a diversified portfolio in accordance with the Advisor's sector weightings.

         When the market is less attractive and, as a result, the Advisor's MVP screening criteria identifies only a limited number of investment candidates, the Advisor expects to implement one or more "hedging techniques" in an attempt to protect or "hedge" against declines in the market value of the Fund's portfolio. These hedging techniques include options and short sales, which are described below under "Investment Policies and Techniques and Risk Considerations."

         For temporary defensive purposes under abnormal market or economic conditions, the Fund may hold all or a portion of its assets in money market instruments, securities of other no-load mutual funds or U.S. Government repurchase agreements. The Fund may also invest in such instruments at any time to maintain liquidity or pending selection of investments in accordance with its policies. If the Fund acquires securities of another mutual fund, the shareholders of the Fund will be subject to additional management fees.

         As all investment securities are subject to inherent market risks and fluctuations in value due to earnings, economic and political conditions and other factors, the Fund cannot give any assurance that its investment objective will be achieved. In addition, it should be noted that the Advisor has not previously managed assets organized as a mutual fund and that the Fund has no operating history. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. See "Investment Policies and Techniques and Risk Considerations" for a more detailed discussion of the Fund's investment practices.

                            HOW TO INVEST IN THE FUND

         The Fund is a "no-load" and shares of the Fund are sold directly to investors on a continuous basis, subject to a minimum initial investment of $10,000 and minimum subsequent investments of $___. These minimums may be waived by the Advisor for accounts participating in an automatic investment program. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution. Investors choosing to purchase or redeem shares directly from the Fund will not incur charges on purchases or redemptions. To the extent investments of individual investors are aggregated into an omnibus account established by an investment adviser, broker or other intermediary, the account minimums apply to the omnibus account, not to the account of the individual investor.

Initial Purchase

         By Mail - You may purchase shares of the Fund by completing and signing the investment application form which accompanies this Prospectus and mailing it, in proper form, together with a check (subject to the above minimum amounts) made payable to the Fund, and sent to the P.O. Box listed below. If you prefer overnight delivery, use the overnight address listed below.

U.S. Mail:                               Overnight:
Cornerstone MVP Fund                     Cornerstone MVP Fund
c/o Unified Fund Services, Inc.          c/o Unified Fund Services, Inc.
P.O. Box 6110                            431 North Pennsylvania Street
Indianapolis, Indiana  46204-6110        Indianapolis, Indiana  46204

         Your purchase of shares of the Fund will be effected at the next share price calculated after receipt of your investment.

         By Wire - You may also purchase shares of the Fund by wiring federal funds from your bank, which may charge you a fee for doing so. If money is to be wired, you must call the Transfer Agent at 888-___-____ to set up your account and obtain an account number. You should be prepared at that time to provide the information on the application. Then, you should provide your bank with the following information for purposes of wiring your investment:

                  Star Bank, N.A. Cinti/Trust
                  ABA #0420-0001-3
                  Attn: Mutual Fund
                  D.D.A. #___________
                  Account Name _________________ (write in shareholder name) For the Account # ______________ (write in account number)

         You are required to mail a signed application to the Custodian at the above address in order to complete your initial wire purchase. Wire orders will be accepted only on a day on which the Fund, Custodian and Transfer Agent are open for business. A wire purchase will not be considered made until the wired money is received and the purchase is accepted by the Fund. Any delays which may occur in wiring money, including delays which may occur in processing by the banks, are not the responsibility of the Fund or the Transfer Agent. There is presently no fee for the receipt of wired funds, but the right to charge shareholders for this service is reserved by the Fund.

Additional Investments

         You may purchase additional shares of the Fund at any time (subject to minimum investment requirements) by mail, wire, or automatic investment. Each additional mail purchase request must contain your name, the name of your account(s), your account number(s), and the name of the Fund. Checks should be made payable to Cornerstone MVP Fund and should be sent to the address listed above. A bank wire should be sent as outlined above.

Automatic Investment Plan

         You may make regular investments in the Fund with an Automatic Investment Plan by completing the appropriate section of the account application and attaching a voided personal check. Investments may be made monthly to allow dollar-cost averaging by automatically deducting $50 or more from your bank checking account. You may change the amount of your monthly purchase at any time.

Tax Sheltered Retirement Plans

         Since the Fund is oriented to longer term investments, shares of the Fund may be an appropriate investment medium for tax sheltered retirement plans, including: individual retirement plans (IRAs); simplified employee pensions
(SEPs); SIMPLE plans; 401(k) plans; qualified corporate pension and profit sharing plans (for employees); tax deferred investment plans (for employees of public school systems and certain types of charitable organizations); and other qualified retirement plans. You should contact the Transfer Agent for the procedure to open an IRA or SEP plan, as well as more specific information regarding these retirement plan options. Consultation with an attorney or tax advisor regarding these plans is advisable. Custodial fees for an IRA will be paid by the shareholder by redemption of sufficient shares of the Fund from the IRA unless the fees are paid directly to the IRA custodian. You can obtain information about the IRA custodial fees from the Transfer Agent.

Other Purchase Information

         Dividends begin to accrue after you become a shareholder. The Fund does not issue share certificates. All shares are held in non-certificate form registered on the books of the Fund and the Fund's Transfer Agent for the account of the shareholder. The rights to limit the amount of purchases and to refuse to sell to any person are reserved by the Fund. If your check or wire does not clear, you will be responsible for any loss incurred by the Fund. If you are already a shareholder, the Fund can redeem shares from any identically registered account in the Fund as reimbursement for any loss incurred. You may be prohibited or restricted from making future purchases in the Fund.

                                                   HOW TO REDEEM SHARES
         All redemptions will be made at the net asset value determined after the redemption request has been received by the Transfer Agent in proper order. Shareholders may receive redemption payments in the form of a check or federal wire transfer. The proceeds of the redemption may be more or less than the purchase price of your shares, depending on the market value of the Fund's securities at the time of your redemption. Presently there is no charge for wire redemptions; however, the Fund reserves the right to charge for this service. Any charges for wire redemptions will be deducted from the shareholder's Fund account by redemption of shares. Investors choosing to purchase or redeem their shares through a broker/dealer or other institution may be charged a fee by that institution.

         By Mail - You may redeem any part of your account in the Fund at no charge by mail. Your request should be addressed to:

                  Cornerstone MVP Fund
                  c/o Unified Fund Services, Inc.
                  P.O. Box 6110
                  Indianapolis, Indiana  46204-6110

         "Proper order" means your request for a redemption must include your letter of instruction, including the Fund name, account number, account name(s), the address and the dollar amount or number of shares you wish to redeem. This request must be signed by all registered share owner(s) in the exact name(s) and any special capacity in which they are registered. For all redemptions, the Fund requires that signatures be guaranteed by a bank or member firm of a national securities exchange. Signature guarantees are for the protection of shareholders. At the discretion of the Fund or Unified Fund Services, Inc., a shareholder, prior to redemption, may be required to furnish additional legal documents to insure proper authorization.

         By Telephone - You may redeem any part of your account in the Fund by calling the Transfer Agent at 888___- ____. You must first complete the Optional Telephone Redemption and Exchange section of the investment application to institute this option. The Fund, the Transfer Agent and the Custodian are not liable for following redemption or exchange instructions communicated by telephone that they reasonably believe to be genuine. However, if they do not employ reasonable procedures to confirm that telephone instructions are genuine, they may be liable for any losses due to unauthorized or fraudulent instructions. Procedures employed may include recording telephone instructions and requiring a form of personal identification from the caller.

         The telephone redemption and exchange procedures may be terminated at any time by the Fund or the Transfer Agent. During periods of extreme market activity it is possible that shareholders may encounter some difficulty in telephoning the Fund, although neither the Fund nor the Transfer Agent has ever experienced difficulties in receiving and in a timely fashion responding to telephone requests for redemptions or exchanges. If you are unable to reach the Fund by telephone, you may request a redemption or exchange by mail.

         Additional Information - If you are not certain of the requirements for a redemption please call the Transfer Agent at 888 ___-____. Redemptions specifying a certain date or share price cannot be accepted and will be returned. You will be mailed the proceeds on or before the fifth business day following the redemption. However, payment for redemption made against shares purchased by check will be made only after the check has been collected, which normally may take up to fifteen days. Also, when the New York Stock Exchange is closed (or when trading is restricted) for any reason other than its customary weekend or holiday closing or under any emergency circumstances, as determined by the Securities and Exchange Commission, the Fund may suspend redemptions or postpone payment dates.

         Because the Fund incurs certain fixed costs in maintaining shareholder accounts, the Fund reserves the right to require any shareholder to redeem all of his or her shares in the Fund on 30 days' written notice if the value of his or her shares in the Fund is less than $10,000 due to redemption, or such other minimum amount as the Fund may determine from time to time. An involuntary redemption constitutes a sale. You should consult your tax advisor concerning the tax consequences of involuntary redemptions. A shareholder may increase the value of his or her shares in the Fund to the minimum amount within the 30 day period. Each share of the Fund is subject to redemption at anytime if the Board of Trustees determines in its sole discretion that failure to so redeem may have materially adverse consequences to all or any of the shareholders of the Fund.

                             SHARE PRICE CALCULATION

         The value of an individual share in the Fund (the net asset value) is calculated by dividing the total value of the Fund's investments and other assets (including accrued income), less any liabilities (including estimated accrued expenses), by the number of shares outstanding,rounded to the nearest cent. Net asset value per share is determined as of the close of the New York Stock Exchange (4:00 p.m., Eastern time) on each day that the exchange is open for business, and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The net asset value per share of the Fund will fluctuate.

         Securities which are traded on any exchange or on the NASDAQ over-the-counter market are valued at the last quoted sale price. Lacking a last sale price, a security is valued at its last bid price except when, in the Advisor's opinion, the last bid price does not accurately reflect the current value of the security. All other securities for which over-the-counter market quotations are readily available are valued at their last bid price. When market quotations are not readily available, when the Advisor determines the last bid price does not accurately reflect the current value or when restricted securities are being valued, such securities are valued as determined in good faith by the Advisor, subject to review of the Board of Trustees of the Trust.

         Fixed income securities generally are valued by using market quotations, but may be valued on the basis of prices furnished by a pricing service when the Advisor believes such prices accurately reflect the fair market value of such securities. A pricing service utilizes electronic data processing techniques based on yield spreads relating to securities with similar characteristics to determine prices for normal institutional-size trading units of debt securities without regard to sale or bid prices. When prices are not readily available from a pricing service, or when restricted or illiquid securities are being valued, securities are valued at fair value as determined in good faith by the Advisor, subject to review of the Board of Trustees. Short term investments in fixed income securities with maturities of less than 60 days when acquired, or which subsequently are within 60 days of maturity, are valued by using the amortized cost method of valuation, which the Board has determined will represent fair value.

                           DIVIDENDS AND DISTRIBUTIONS

         The Fund intends to distribute substantially all of its net investment income as dividends to its shareholders on an annual basis, and intends to distribute its net long term capital gains and its net short term capital gains at least once a year.

         Income dividends and capital gain distributions are automatically reinvested in additional shares at the net asset value per share on the distribution date. An election to receive a cash payment of dividends and/or capital gain distributions may be made in the application to purchase shares or by separate written notice to the Transfer Agent. Shareholders will receive a confirmation statement reflecting the payment and reinvestment of dividends and summarizing all other transactions. If cash payment is requested, a check normally will be mailed within five business days after the payable date. If you withdraw your entire account, all dividends accrued to the time of withdrawal, including the day of withdrawal, will be paid at that time. You may elect to have distributions on shares held in IRAs and 403(b) plans paid in cash only if you are 59 1/2 years old or permanently and totally disabled or if you otherwise qualify under the applicable plan.

                                      TAXES

         The Fund intends to qualify each year as a "regulated investment company" under the Internal Revenue Code of 1986, as amended. By so qualifying, the Fund will not be subject to federal income taxes to the extent that it distributes substantially all of its net investment income and any realized capital gains.

         For federal income tax purposes, dividends paid by the Fund from ordinary income are taxable to shareholders as ordinary income, but may be eligible in part for the dividends received deduction for corporations. Pursuant to the Tax Reform Act of 1986 (the "Tax Reform Act"), all distributions of net short term capital gains to individuals are taxed at the same rate as ordinary income. All distributions of net capital gains to corporations are taxed at regular corporate rates. Any distributions designated as being made from net realized long term capital gains are taxable to shareholders as long term capital gains regardless of the holding period of the shareholder.

         The Fund will mail to each shareholder after the close of the calendar year a statement setting forth the federal income tax status of distributions made during the year. Dividends and capital gains distributions may also be subject to state and local taxes. Shareholders are urged to consult their own tax advisors regarding specific questions as to federal, state or local taxes and the tax effect of distributions and withdrawals from the Fund.

         On the application or other appropriate form, the Fund will request the shareholder's certified taxpayer identification number (social security number for individuals) and a certification that the shareholder is not subject to backup withholding. Unless the shareholder provides this information, the Fund will be required to withhold and remit to the U.S. Treasury 31% of the dividends, distributions and redemption proceeds payable to the shareholder. Shareholders should be aware that, under regulations promulgated by the Internal Revenue Service, the Fund may be fined $50 annually for each account for which a certified taxpayer identification number is not provided. In the event that such a fine is imposed with respect to a specific account in any year, the Fund may make a corresponding charge against the account.

                              OPERATION OF THE FUND

         The Fund is a diversified series of AmeriPrime Funds, an open-end management investment company organized as an Ohio business trust on August 8, 1995. The Board of Trustees supervises the business activities of the Fund. Like other mutual funds, the Fund retains various organizations to perform specialized services. The Fund retains the Advisor to manage the assets of the Fund.












?????????????????????????????????????????????????????






         The Fund retains AmeriPrime Financial Services, Inc. (the "Administrator") to manage the Fund's business affairs and provide the Fund with administrative services, including all regulatory reporting and necessary office equipment, personnel and facilities. The Administrator receives a monthly fee from the Advisor equal to an annual average rate of 0.10% of the Fund's average daily net assets up to fifty million dollars, 0.075% of the Fund's average daily net assets from fifty to one hundred million dollars and 0.050% of the Fund's average daily net assets over one hundred million dollars (subject to a minimum annual payment of $30,000). The Fund retains Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204 (the "Transfer Agent") to serve as transfer agent, dividend paying agent and shareholder service agent. The Trust retains AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200,

Southlake, Texas 76092 (the "Distributor") to act as the principal distributor of the Fund's shares. Kenneth D. Trumpfheller, officer and sole shareholder of the Administrator and the Distributor, is an officer and trustee of the Trust. The services of the Administrator, Transfer Agent and Distributor are operating expenses paid by the Advisor.

         Consistent with the Rules of Fair Practice of the National Association of Securities Dealers, Inc., and subject to its obligation of seeking best qualitative execution, the Advisor may give consideration to sales of shares of the Fund as a factor in the selection of brokers and dealers to execute portfolio transactions. The Advisor (not the Fund) may pay certain financial institutions (which may include banks, brokers, securities dealers and other industry professionals) a "servicing fee" for performing certain administrative functions for Fund shareholders to the extent these institutions are allowed to do so by applicable statute, rule or regulation.

           INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS

         This section contains general information about various types of securities and investment techniques that the Fund may purchase or employ. The Statement of Additional Information provides more information.

         Equity Securities. Equity securities consist of common stock, convertible preferred stock, convertible bonds, rights and warrants. Common stocks, the most familiar type, represent an equity (ownership) interest in a corporation. Convertible stocks and bonds are securities that can be converted into common stock pursuant to its terms. Warrants are options to purchase equity securities at a specified price for a specific time period. Rights are similar to warrants, but normally have a short duration and are distributed by the issuer to its shareholders. Although equity securities have a history of long-term growth in value, their prices fluctuate based on changes in a company's financial condition and on overall market and economic conditions. The Fund may not invest more than 5% of its net assets in either convertible preferred stocks or convertible bonds. The Advisor will limit the Fund's investment in convertible securities to those rated A or better by Moodys Investors Service, Inc. or Standard & Poors Rating Group or, if unrated, of comparable quality in the opinion of the Advisor.

         Equity securities include S&P Depositary Receipts ("SPDRs") and other similar instruments. SPDRs are shares of a publicly traded unit investment trust which owns the stock included in the S&P 500 Index, and changes in the price of the SPDRs track the movement of the Index relatively closely.

         The Fund may invest up to 20% of its net assets in foreign equity securities by purchasing American Depository Receipts (ADRs). ADRs are certificates evidencing ownership of shares of a foreign- based issuer held in trust by a bank or similar financial institution. They are alternatives to the direct purchase of the underlying securities in their national markets and currencies. To the extent that the Fund does invest ADRs, such investments may be subject to special risks. For example, there may be less information publicly available about a foreign company than about a U.S. company, and foreign companies are not generally subject to accounting, auditing and financial reporting standards and practices comparable to those in the U.S. Other risks associated with investments in foreign securities include changes in restrictions on foreign currency transactions and rates of exchanges, changes in the administrations or economic and monetary policies of foreign governments, the imposition of exchange control regulations, the possibility of expropriation decrees and other adverse foreign governmental action, the imposition of foreign taxes, less liquid markets, less government supervision of exchanges, brokers and issuers, difficulty in enforcing contractual obligations, delays in settlement of securities transactions and greater price volatility. In addition, investing in foreign securities will generally result in higher commissions than investing in similar domestic securities.



         Equity securities also include common stocks and common stock equivalents of domestic real estate investment trusts ("REITS") and other companies which operate as real estate corporations or which have a significant portion of their assets in real estate. The Fund may invest up to 5% of its net assets in REITs. The Fund will not acquire any direct ownership of real estate.



         Investments in equity securities are subject to inherent market risks and fluctuations in value due to earnings, economic conditions and other factors beyond the control of the Advisor. As a result, the return and net asset value of the Fund will fluctuate. Securities in the Fund's portfolio may not increase as much as the market as a whole and some undervalued securities may continue to be undervalued for long periods of time. Although profits in some Fund holdings may be realized quickly, it is not expected that most investments will appreciate rapidly.



         Hedging Techniques.



         Options on Stocks and Indices. The Fund may purchase put and call options, and may sell (write) covered call options, on stocks and stock indices. A call option gives the purchaser of the option the right to buy, and obligates the writer to sell, the underlying security at the exercise price at any time during the option period. Similarly, a put option gives the purchaser of the option the right to sell, and obligates the writer to buy the underlying security at the exercise price at any time during the option period. A covered call option with respect to which a Fund owns the underlying security sold by the Fund exposes the Fund during the term of the option to possible loss of opportunity to realize appreciation in the market price of the underlying security or to possible continued holding of a security which might otherwise have been sold to protect against depreciation in the market price of the security. Options on securities which the Fund sells (writes) will be "covered" or secured, which means that the Fund will own the underlying security or, in the case of an option on a stock index, will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). The Fund may invest up to 5% of its net assets in premiums for options it purchases.



         Short Sales. The term "selling short" means the Fund sells a stock or other security that it does not own, borrows the same security from a broker or other institution to complete the sale, and buys the same security at a later date to repay the lender. If the security is overvalued, and the price declines before the Fund buys the security, the Fund makes a profit. If the price of the security increases before the Fund buys the security, the Fund loses money. The Advisor may "short" various types of equity securities, including SPDRs. The Advisor's strategy of using short positions is intended to reduce the effects of general market movements on the Fund's performance, although there is no assurance that the Advisor will be able to do so.



         When selling securities short, the Fund will be required to maintain a segregated account with its Custodian of cash or high grade liquid assets equal to the market value of the securities sold less any collateral deposited with its broker. It is the intention of the Advisor that the Fund not borrow money to provide this collateral. Therefore, the Fund may, at times, maintain high levels of cash or high grade liquid assets (e.g., U.S. Treasury bills, money market funds, repurchase agreements) for collateral needs. However, the segregated accounts and deposits will not limit the Fund's potential loss on a short sale, which is unlimited.



         Repurchase Agreements. The Fund may invest in repurchase agreements fully collateralized by U.S. Government obligations. A repurchase agreement is a short-term investment in which the purchaser (i.e., the Fund) acquires ownership of a U.S. Government obligation (which may be of any maturity) and the seller agrees to repurchase the obligation at a future time at a set price, thereby determining the yield during the purchaser's holding period (usually not more than seven days from the date of purchase). Any repurchase transaction in which the Fund engages will require full collateralization of the seller's obligation during the entire term of the repurchase agreement. In the event of a bankruptcy or other default of the seller, the Fund could experience both delays in liquidating the underlying security and losses in value. However, the Fund intends to enter into repurchase agreements only with Star Bank, N.A. (the Fund's Custodian), other banks with assets of $1 billion or more and registered securities dealers determined by the Advisor (subject to review by the Board of Trustees) to be creditworthy. The Advisor monitors the creditworthiness of the banks and securities dealers with which the Fund engages in repurchase transactions.





                               GENERAL INFORMATION

         Fundamental Policies. The investment limitations set forth in the Statement of Additional Information as fundamental policies may not be changed without the affirmative vote of the majority of the outstanding shares of the Fund. The investment objective of the Fund may be changed without the affirmative vote of a majority of the outstanding shares of the Fund. Any such change may result in the Fund having an investment objective different from the objective which the shareholders considered appropriate at the time of investment in the Fund.



         Portfolio Turnover. The Fund does not intend to purchase or sell securities for short term trading purposes. However, if the objectives of the Fund would be better served, short-term profits or losses may be realized from time to time. It is anticipated that the Fund will hold most securities from 1 to 5 years at a time and that portfolio turnover will not exceed 50% annually.



         Shareholder Rights. Any Trustee of the Trust may be removed by vote of the shareholders holding not less than two-thirds of the outstanding shares of the Trust. The Trust does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share he owns and fractional votes for fractional shares he owns. All shares of the Fund have equal voting rights and liquidation rights. Prior to the offering made by this Prospectus, Will Carter purchased for investment all of the outstanding shares of the Fund and may be deemed to control the Fund.



                             PERFORMANCE INFORMATION

         The Fund may periodically advertise "average annual total return." The "average annual total return" of the Fund refers to the average annual compounded rate of return over the stated period that would equate an initial amount invested at the beginning of a stated period to the ending redeemable value of the investment. The calculation of "average annual total return" assumes the reinvestment of all dividends and distributions.



         The Fund may also advertise performance information (a "non-standardized quotation") which is calculated differently from "average annual total return." A non-standardized quotation of total return may be a cumulative return which measures the percentage change in the value of an account between the beginning and end of a period, assuming no activity in the account other than reinvestment of dividends and capital gains distributions. A non-standardized quotation may also be an average annual compounded rate of return over a specified period, which may be a period different from those specified for "average annual total return." In addition, a non-standardized quotation may be an indication of the value of a $10,000 investment (made on the date of the initial public offering of the Fund's shares) as of the end of a specified period. A non-standardized quotation will always be accompanied by the Fund's "average annual total return" as described above.



         The Fund may also include in advertisements data comparing performance with other mutual funds as reported in non-related investment media, published editorial comments and performance rankings compiled by independent organizations and publications that monitor the performance of mutual funds (such as Lipper Analytical Services, Inc., Morningstar, Inc., Fortune or Barron's). Performance information may be quoted numerically or may be presented in a table, graph or other illustration. In addition, Fund performance may be compared to well-known indices of market performance including the Standard & Poor's (S&P) 500 Index and the Dow Jones Industrial Average.

         The advertised performance data of the Fund is based on historical performance and is not intended to indicate future performance. Rates of total return quoted by the Fund may be higher or lower than past quotations, and there can be no assurance that any rate of total return will be maintained. The principal value of an investment in the Fund will fluctuate so that a shareholder's shares, when redeemed, may be worth more or less than the shareholder's original investment.



Investment Advisor                      Administrator

Cornerstone Capital Management          AmeriPrime Financial Services, Inc.

132 West Main Street                    1793 Kingswood Drive, Suite 200

Aspen, Colorado 81611                   Southlake, Texas  76092



Custodian                               Distributor

Star Bank, N.A.                         AmeriPrime Financial Securities, Inc.

425 Walnut Street, M.L. 6118            1793 Kingswood Drive, Suite 200

Cincinnati, Ohio  45202                 Southlake, Texas  76092



Transfer Agent (all purchases and       Independent Auditors

all redemption requests)                ______________________________

Unified Fund Services, Inc.             _____________________________

431 North Pennsylvania Street           _____________________________

Indianapolis, Indiana  46204





No person has been authorized to give any information or to make any representations, other than those contained in this Prospectus, in connection with the offering contained in this Prospectus, and if given or made, such information or representations must not be relied upon as being authorized by the Fund. This Prospectus does not constitute an offer by the Fund to sell its shares in any state to any person to whom it is unlawful to make such offer in such state.

TABLE OF CONTENTS

                                                                           Page





SUMMARY OF FUND EXPENSES



THE FUND



INVESTMENT OBJECTIVE AND STRATEGIES



HOW TO INVEST IN THE FUND



HOW TO REDEEM SHARES



SHARE PRICE CALCULATION



DIVIDENDS AND DISTRIBUTIONS



TAXES



OPERATION OF THE FUND



INVESTMENT POLICIES AND TECHNIQUES AND RISK CONSIDERATIONS



GENERAL INFORMATION

                              CORNERSTONE MVP FUND




                       STATEMENT OF ADDITIONAL INFORMATION



                             _________________, 1998










         This Statement of Additional Information is not a prospectus. It should be read in conjunction with the Prospectus of Cornerstone MVP Fund dated ____________, 1998. A copy of the Prospectus can be obtained by writing the Transfer Agent at Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, or by calling (800) ___________.

         STATEMENT OF ADDITIONAL INFORMATION


         TABLE OF CONTENTS

         PAGE


DESCRIPTION OF THE TRUST......................................................

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK
 CONSIDERATIONS...............................................................
INVESTMENT LIMITATIONS........................................................

THE INVESTMENT ADVISOR........................................................

TRUSTEES AND OFFICERS.........................................................

PORTFOLIO TRANSACTIONS AND BROKERAGE..........................................

DETERMINATION OF SHARE PRICE..................................................

INVESTMENT PERFORMANCE.......................................................

CUSTODIAN

TRANSFER AGENT

ACCOUNTANTS

DISTRIBUTOR

DESCRIPTION OF THE TRUST

         Cornerstone MVP Fund (the "Fund") was organized as a series of AmeriPrime Funds (the "Trust"). The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated August 8, 1995 (the "Trust Agreement"). The Trust Agreement permits the Trustees to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Trustees.

         Each share of a series represents an equal proportionate interest in the assets and liabilities belonging to that series with each other share of that series and is entitled to such dividends and distributions out of income belonging to the series as are declared by the Trustees. The shares do not have cumulative voting rights or any preemptive or conversion rights, and the Trustees have the authority from time to time to divide or combine the shares of any series into a greater or lesser number of shares of that series so long as the proportionate beneficial interest in the assets belonging to that series and the rights of shares of any other series are in no way affected. In case of any liquidation of a series, the holders of shares of the series being liquidated will be entitled to receive as a class a distribution out of the assets, net of the liabilities, belonging to that series. Expenses attributable to any series are borne by that series. Any general expenses of the Trust not readily identifiable as belonging to a particular series are allocated by or under the direction of the Trustees in such manner as the Trustees determine to be fair and equitable. No shareholder is liable to further calls or to assessment by the Trust without his or her express consent.

         For information concerning the purchase and redemption of shares of the Fund, see "How to Invest in the Fund" and "How to Redeem Shares" in the Fund's Prospectus. For a description of the methods used to determine the share price and value of the Fund's assets, see "Share Price Calculation" in the Fund's Prospectus.

ADDITIONAL INFORMATION ABOUT FUND INVESTMENTS AND RISK CONSIDERATIONS

         This section contains a more detailed discussion of some of the investments the Fund may make and some of the techniques it may use, as described in the Prospectus (see "Investment Objectives and Strategies" and "Investment Policies and Techniques and Risk Considerations").

         A. Option Transactions. The Fund's net assets may be invested in option transactions involving individual securities and market indices. An option involves either (a) the right or the obligation to buy or sell a specific instrument at a specific price until the expiration date of the option, or (b) the right to receive payments or the obligation to make payments representing the difference between the closing price of a market index and the exercise price of the option expressed in dollars times a specified multiple until the expiration date of the option. Options are sold (written) on securities and market indices. The purchaser of an option on a security pays the seller (the writer) a premium for the right granted but is not obligated to buy or sell the underlying security. The purchaser of an option on a market index pays the seller a premium for the right granted, and in return the seller of such an option is obligated to make the payment. A writer of an option may terminate the obligation prior to expiration of the option by making an offsetting purchase of an identical option. Options are traded on organized exchanges and in the over-the-counter market. Options on securities which the Fund sells (writes) will be covered or secured, which means that it will own the underlying security (for a call option); will segregate with the Custodian high quality liquid debt obligations equal to the option exercise price (for a put option); or (for an option on a stock index) will hold a portfolio of securities substantially replicating the movement of the index (or, to the extent it does not hold such a portfolio, will maintain a segregated account with the Custodian of high quality liquid debt obligations equal to the market value of the option, marked to market daily). When the Fund writes options, it may be required to maintain a margin account, to pledge the underlying securities or U.S. government obligations or to deposit liquid high quality debt obligations in a separate account with the Custodian.

         The purchase and writing of options involves certain risks; for example, the possible inability to effect closing transactions at favorable prices and an appreciation limit on the securities set aside for settlement, as well as (in the case of options on a stock index) exposure to an indeterminate liability. The purchase of options limits the Fund's potential loss to the amount of the premium paid and can afford the Fund the opportunity to profit from favorable movements in the price of an underlying security to a greater extent than if transactions were effected in the security directly. However, the purchase of an option could result in the Fund losing a greater percentage of its investment than if the transaction were effected directly. When the Fund writes a covered call option, it will receive a premium, but it will give up the opportunity to profit from a price increase in the underlying security above the exercise price as long as its obligation as a writer continues, and it will retain the risk of loss should the price of the security decline. When the Fund writes a covered put option, it will receive a premium, but it will assume the risk of loss should the price of the underlying security fall below the exercise price. When the Fund writes a covered put option on a stock index, it will assume the risk that the price of the index will fall below the exercise price, in which case the Fund may be required to enter into a closing transaction at a loss. An analogous risk would apply if the Fund writes a call option on a stock index and the price of the index rises above the exercise price.

     B. REITs. The Fund may invest up to 5% of its assets in real estate invest trusts ("REITs"). A REIT is a corporation or business trust that invests substantially all of its assets in interests in real estate. Equity REITs are those which purchase or lease land and buildings and generate income primarily from rental income. Equity REITs may also realize capital gains (or losses) when selling property that has appreciated (or depreciated) in value. Mortage REITs are those which invest in real estate mortgages and generate income primarily from interest payments on mortgage loans. Hydrid REITs generally invest in both real property and mortgages. In addition, REITs are generally subject to risks associated with direct ownership of real estate, such as decreases in real estate values or fluctuations in rental income caused by a variety of factors, including increases in interest rates, increases in property taxes and other operating costs, casualty or condemnation losses, possible environmental liabilities and changes in supply and demand for properties. Risks associated with REIT investments include the fact that equity and mortgage REITs are dependent upon specialized management skills and are not fully diversified. These characteristics subject REITs to the risks associated with financing a limited number of projects. They are also subject to heavy cash flow dependency, defaults by borrowers, and self-liquidation. Additionally, equity REITs may be affected by any changes in the value of the underlying property owned by the trusts, and mortgage REITs may be affected by the quality of any credit extended.



INVESTMENT LIMITATIONS

         Fundamental. The investment limitations described below have been adopted by the Trust with respect to the Fund and are fundamental ("Fundamental"), i.e., they may not be changed without the affirmative vote of a majority of the outstanding shares of the Fund. As used in the Prospectus and the Statement of Additional Information, the term "majority" of the outstanding shares of the Fund means the lesser of (1) 67% or more of the outstanding shares of the Fund present at a meeting, if the holders of more than 50% of the outstanding shares of the Fund are present or represented at such meeting; or
(2) more than 50% of the outstanding shares of the Fund. Other investment practices which may be changed by the Board of Trustees without the approval of shareholders to the extent permitted by applicable law, regulation or regulatory policy are considered non-fundamental ("Non-Fundamental").

         1. Borrowing Money. The Fund will not borrow money, except (a) from a bank, provided that immediately after such borrowing there is an asset coverage of 300% for all borrowings of the Fund; or (b) from a bank or other persons for temporary purposes only, provided that such temporary borrowings are in an amount not exceeding 5% of the Fund's total assets at the time when the borrowing is made. This limitation does not preclude the Fund from entering into reverse repurchase transactions, provided that the Fund has an asset coverage of 300% for all borrowings and repurchase commitments of the Fund pursuant to reverse repurchase transactions.

         2. Senior Securities. The Fund will not issue senior securities. This limitation is not applicable to activities that may be deemed to involve the issuance or sale of a senior security by the Fund, provided that the Fund's engagement in such activities is consistent with or permitted by the Investment Company Act of 1940, as amended, the rules and regulations promulgated thereunder or interpretations of the Securities and Exchange Commission or its staff.

         3. Underwriting. The Fund will not act as underwriter of securities issued by other persons. This limitation is not applicable to the extent that, in connection with the disposition of portfolio securities (including restricted securities), the Fund may be deemed an underwriter under certain federal securities laws.

         4. Real Estate. The Fund will not purchase or sell real estate. This limitation is not applicable to investments in marketable securities which are secured by or represent interests in real estate. This limitation does not preclude the Fund from investing in mortgage-related securities or investing in companies engaged in the real estate business or that have a significant portion of their assets in real estate (including real estate investment trusts).

         5. Commodities. The Fund will not purchase or sell commodities unless acquired as a result of ownership of securities or other investments. This limitation does not preclude the Fund from purchasing or selling options or futures contracts, from investing in securities or other instruments backed by commodities or from investing in companies which are engaged in a commodities business or have a significant portion of their assets in commodities.

         6. Loans. The Fund will not make loans to other persons, except (a) by loaning portfolio securities, (b) by engaging in repurchase agreements, or (c) by purchasing nonpublicly offered debt securities. For purposes of this limitation, the term "loans" shall not include the purchase of a portion of an issue of publicly distributed bonds, debentures or other securities.

         7. Concentration. The Fund will not invest 25% or more of its total assets in a particular industry. This limitation is not applicable to investments in obligations issued or guaranteed by the U.S. government, its agencies and instrumentalities or repurchase agreements with respect thereto.

         With respect to the percentages adopted by the Trust as maximum limitations on its investment policies and limitations, an excess above the fixed percentage will not be a violation of the policy or limitation unless the excess results immediately and directly from the acquisition of any security or the action taken. This paragraph does not apply to the borrowing policy set forth in paragraph 1 above.

         Notwithstanding any of the foregoing limitations, any investment company, whether organized as a trust, association or corporation, or a personal holding company, may be merged or consolidated with or acquired by the Trust, provided that if such merger, consolidation or acquisition results in an investment in the securities of any issuer prohibited by said paragraphs, the Trust shall, within ninety days after the consummation of such merger, consolidation or acquisition, dispose of all of the securities of such issuer so acquired or such portion thereof as shall bring the total investment therein within the limitations imposed by said paragraphs above as of the date of consummation.

     Non-Fundamental. The following limitations have been adopted by the Trust with respect to the Fund and are Non-Fundamental (see "Investment Restrictions" above).

         i. Pledging. The Fund will not mortgage, pledge, hypothecate or in any manner transfer, as security for indebtedness, any assets of the Fund except as may be necessary in connection with borrowings described in limitation (1) above. Margin deposits, security interests, liens and collateral arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques are not deemed to be a mortgage, pledge or hypothecation of assets for purposes of this limitation.

          ii. Borrowing. The Fund will not engage in borrowing (including reverse repurchase agreements).

         iii. Margin Purchases. The Fund will not purchase securities or evidences of interest thereon on "margin." This limitation is not applicable to short term credit obtained by the Fund for the clearance of purchases and sales or redemption of securities, or to arrangements with respect to transactions involving options, futures contracts, short sales and other permitted investments and techniques.


         iv. Options. The Fund will not purchase or sell puts, calls, options or straddles, except as described in the Prospectus and the Statement of Additional Information.


THE INVESTMENT ADVISOR

     The Fund's investment adviser is Cornerstone Investment Management, LLC 132
W. Main Street, Aspen, Colorado. The Advisor is a limited liability company organized in the state of Colorado in 1997, and controlled by Christopher S. Ryan.
         Under the terms of the management agreement (the "Agreement"), the Advisor manages the Fund's investments subject to approval of the Board of Trustees and pays all of the expenses of the Fund except brokerage, taxes, interest, fees and expenses of the non-interested person trustees and extraordinary expenses. As compensation for its management services and agreement to pay the Fund's expenses, the Fund is obligated to pay the Advisor a fee computed and accrued daily and paid monthly at an annual rate of 1.10% of the average daily net assets of the Fund. The Advisor may waive all or part of its fee, at any time, and at its sole discretion, but such action shall not obligate the Advisor to waive any fees in the future.

         The Advisor retains the right to use the names "Cornerstone and MVP" in connection with another investment company or business enterprise with which the Advisor is or may become associated. The Trust's right to use the names "Cornerstone" and "MVP" automatically ceases ninety days after termination of the Agreement and may be withdrawn by the Advisor on ninety days written notice.

         The Advisor may make payments to banks or other financial institutions that provide shareholder services and administer shareholder accounts. The Glass-Steagall Act prohibits banks from engaging in the business of underwriting, selling or distributing securities. Although the scope of this prohibition under the Glass-Steagall Act has not been clearly defined by the courts or appropriate regulatory agencies, management of the Fund believes that the Glass-Steagall Act should not preclude a bank from providing such services. However, state securities laws on this issue may differ from the interpretations of federal law expressed herein and banks and financial institutions may be required to register as dealers pursuant to state law. If a bank were prohibited from continuing to perform all or a part of such services, management of the Fund believes that there would be no material impact on the Fund or its shareholders. Banks may charge their customers fees for offering these services to the extent permitted by applicable regulatory authorities, and the overall return to those shareholders availing themselves of the bank services will be lower than to those shareholders who do not. The Fund may from time to time purchase securities issued by banks which provide such services; however, in selecting investments for the Fund, no preference will be shown for such securities.

TRUSTEES AND OFFICERS

         The names of the Trustees and executive officers of the Trust are shown below. Each Trustee who is an "interested person" of the Trust, a defined in the Investment Company Act of 1940, is indicated by an asterisk.

         Name, Age and Address      Position                    Principal Occupations During Past 5 Years


  * Kenneth D. Trumpfheller         President and Trustee       President, Treasurer and Secretary of AmeriPrime Financial
  Age:  40                                                      Services, Inc., the Fund's administrator, and AmeriPrime
  1793 Kingswood Drive                                          Financial Securities, Inc., the Fund's distributor.  Prior
  Suite 200                                                     to December, 1994, a senior client executive with SEI
  Southlake, Texas  76092                                       Financial Services.


  Julie A. Feleo                    Secretary, Treasurer        Secretary, Treasurer and Chief Financial Officer of
  Age:  32                                                      AmeriPrime Financial Services, Inc. and AmeriPrime
  1793 Kingswood Drive                                          Financial Securities, Inc.; Fund Reporting Analyst at
  Suite 200                                                     Fidelity Investments from 1993 to 1997; Fund Accounting
  Southlake, Texas  76092                                       Analyst at Fidelity Investments in 1993.  Prior to 1993,
                                                                Accounting Manager at Windows Presentation Manager
                                                                Association.


  Steve L. Cobb                     Trustee                     President of Chandler Engineering Company, L.L.C., oil and
  Age:  41                                                      gas services company; various positions with Carbo
  2001 Indianwood Avenue                                        Ceramics, Inc., oil field manufacturing/supply Company,
  Broken Arrow, Oklahoma 74012                                  from 1984 to 1997, most recently Vice President of
                                                                Marketing.


  Gary E. Hippenstiel               Trustee                     Director, Vice President and Chief Investment Officer of
  Age:  51                                                      Legacy Trust Company since 1992; President and Director of
  600 Jefferson Stree, Suite 350                                Heritage Trust Company from 1994 to 1996; Vice President
  Houston, Texas 77063                                          and Manager of Investments of Kanaly Trust Company from
                                                                1988 to 1992.


         The compensation paid to the Trustees of the Trust for the period ended October 31, 1998 is set forth in the following table. Trustee fees are Trust expenses and each series of the Trust is responsible for a portion of the Trustee fees.

                                     Name                 Aggregate          Total Compensation
                                                        Compensation      from Trust (the Trust is
                                                         from Trust        not in a Fund Complex)


                         Kenneth D. Trumpfheller              0                       0


                         Steve L. Cobb                     $4,000                  $4,000


                         Gary E. Hippenstiel               $4,000                  $4,000



PORTFOLIO TRANSACTIONS AND BROKERAGE

         Subject to policies established by the Board of Trustees of the Trust, the Advisor is responsible for the Fund's portfolio decisions and the placing of the Fund's portfolio transactions. In placing portfolio transactions, the Advisor seeks the best qualitative execution for the Fund, taking into account such factors as price (including the applicable brokerage commission or dealer spread), the execution capability, financial responsibility and responsiveness of the broker or dealer and the brokerage and research services provided by the broker or dealer. The Advisor generally seeks favorable prices and commission rates that are reasonable in relation to the benefits received.

         The Advisor is specifically authorized to select brokers or dealers who also provide brokerage and research services to the Fund and/or the other accounts over which the Advisor exercises investment discretion and to pay such brokers or dealers a commission in excess of the commission another broker or dealer would charge if the Advisor determines in good faith that the commission is reasonable in relation to the value of the brokerage and research services provided. The determination may be viewed in terms of a particular transaction or the Advisor's overall responsibilities with respect to the Trust and to other accounts over which it exercises investment discretion.

         Research services include supplemental research, securities and economic analyses, statistical services and information with respect to the availability of securities or purchasers or sellers of securities and analyses of reports concerning performance of accounts. The research services and other information furnished by brokers through whom the Fund effects securities transactions may also be used by the Advisor in servicing all of its accounts. Similarly, research and information provided by brokers or dealers serving other clients may be useful to the Advisor in connection with its services to the Fund. Although research services and other information are useful to the Fund and the Advisor, it is not possible to place a dollar value on the research and other information received. It is the opinion of the Board of Trustees and the Advisor that the review and study of the research and other information will not reduce the overall cost to the Advisor of performing its duties to the Fund under the Agreement.

         Over-the-counter transactions will be placed either directly with principal market makers or with broker-dealers, if the same or a better price, including commissions and executions, is available. Fixed income securities are normally purchased directly from the issuer, an underwriter or a market maker. Purchases include a concession paid by the issuer to the underwriter and the purchase price paid to a market maker may include the spread between the bid and asked prices.

         To the extent that the Trust and another of the Advisor's clients seek to acquire the same security at about the same time, the Trust may not be able to acquire as large a position in such security as it desires or it may have to pay a higher price for the security. Similarly, the Trust may not be able to obtain as large an execution of an order to sell or as high a price for any particular portfolio security if the other client desires to sell the same portfolio security at the same time. On the other hand, if the same securities are bought or sold at the same time by more than one client, the resulting participation in volume transactions could produce better executions for the Trust. In the event that more than one client wants to purchase or sell the same security on a given date, the purchases and sales will normally be made by random client selection.

DETERMINATION OF SHARE PRICE

         The price (net asset value) of the shares of the Fund is determined as of 4:00 p.m., Eastern time on each day the Trust is open for business and on any other day on which there is sufficient trading in the Fund's securities to materially affect the net asset value. The Trust is open for business on every day except Saturdays, Sundays and the following holidays: New Year's Day, Martin Luther King, Jr. Day, President's Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas. For a description of the methods used to determine the net asset value (share price), see "Share Price Calculation" in the Prospectus.

INVESTMENT PERFORMANCE

         "Average annual total return," as defined by the Securities and Exchange Commission, is computed by finding the average annual compounded rates of return (over the one and five year periods and the period from initial public offering through the end of the Fund's most recent fiscal year) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

                                         P(1+T)n=ERV

Where:   P        =        a hypothetical $1,000 initial investment
                  T        =        average annual total return
                  n        =        number of years
                  ERV               = ending  redeemable value at the end of the
                                    applicable period of the hypothetical $1,000 investment made at the beginning of the applicable period.

The computation assumes that all dividends and distributions are reinvested at the net asset value on the reinvestment dates and that a complete redemption occurs at the end of the applicable period.

         The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. These factors and possible differences in the methods and time periods used in calculating non-standardized investment performance should be considered when comparing the Fund's performance to those of other investment companies or investment vehicles. The risks associated with the Fund's investment objective, policies and techniques should also be considered. At any time in the future, investment performance may be higher or lower than past performance, and there can be no assurance that any performance will continue.

         From time to time, in advertisements, sales literature and information furnished to present or prospective shareholders, the performance of the Fund may be compared to indices of broad groups of unmanaged securities considered to be representative of or similar to the portfolio holdings of the Fund or considered to be representative of the stock market in general. The Fund may use the Russell Midcap Index.

         In addition, the performance of the Fund may be compared to other groups of mutual funds tracked by any widely used independent research firm which ranks mutual funds by overall performance, investment objectives and assets, such as Lipper Analytical Services, Inc. or Morningstar, Inc. The objectives, policies, limitations and expenses of other mutual funds in a group may not be the same as those of the Fund. Performance rankings and ratings reported periodically in national financial publications such as Barron's and Fortune also may be used.


CUSTODIAN

         Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, is Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.

TRANSFER AGENT

         Unified Fund Services, Inc., 431 North Pennsylvania Street, Indianapolis, Indiana 46204, acts as the Fund's transfer agent and, in such capacity, maintains the records of each shareholder's account, answers shareholders' inquiries concerning their accounts, processes purchases and redemptions of the Fund's shares, acts as dividend and distribution disbursing agent and performs other accounting and shareholder service functions. In addition, Unified Fund Services, Inc. provides the Fund with certain monthly reports, record-keeping and other management-related services.

ACCOUNTANTS

         [to be supplied]

DISTRIBUTOR

         AmeriPrime Financial Securities, Inc., 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the exclusive agent for distribution of shares of the Fund. The Distributor is obligated to sell the shares of the Fund on a best efforts basis only against purchase orders for the shares. Shares of the Fund are offered to the public on a continuous basis.


                                AmeriPrime Funds


PART C.           OTHER INFORMATION

Item 24.          Financial Statements and Exhibits

                  (a)      Financial Statements.

                           Included in Part A:  None.

                           Included in Part B:  None.

                  (b)      Exhibits

     (1) (i) Copy of Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

     (ii) Copy of Amendment No. 1 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.
                                    (iii)   Copy   of   Amendment   No.   2   to
                                            Registrant's  Declaration  of Trust,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.    1,   is   hereby
                                            incorporated by reference.

                                    (iv)    Copy   of   Amendment   No.   3   to
                                            Registrant's  Declaration  of Trust,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.    4,   is   hereby
                                            incorporated by reference.

                                    (v)     Copy   of   Amendment   No.   4   to
                                            Registrant's  Declaration  of Trust,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.    4,   is   hereby
                                            incorporated by reference.

                                    (vi)    Copy   of   Amendment   No.   5  and
                                            Amendment  No.  6  to   Registrant's
                                            Declaration  of  Trust,  which  were
                                            filed as an Exhibit to  Registrant's
                                            Post-Effective  Amendment No. 8, are
                                            hereby incorporated by reference.

     (viii) Copy of Amendment No. 7 to Registrant's Declaration of Trust, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                                    (ix)    Copy   of   Amendment   No.   8   to
                                            Registrant's  Declaration  of Trust,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   12,   is   hereby
                                            incorporated by reference.

                                    (x)     Copy   of   Amendment   No.   9   to
                                            Registrant's  Declaration  of  Trust
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   15,   is   hereby
                                            incorporated by reference.

                                    (xi)    Copy   of   Amendment   No.   10  to
                                            Registrant's      Declaration     of
                                            Trust,which  was filed as an Exhibit
                                            to    Registrant's    Post-Effective
                                            Amendment    No.   16,   is   hereby
                                            incorporated by reference.


                                    (xii)   Copy   of   Amendment   No.   11  to
                                            Registrant's  Declaration  of Trust,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   17,   is   hereby
                                            incorporated by reference.


                           (2) Copy of Registrant's By-Laws, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                           (3)      Voting Trust Agreements - None.

                           (4)      Specimen of Share Certificates - None.

                           (5) (i) Copy of Registrant's Management Agreement with Carl Domino Associates, L.P., Adviser to Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                                    (ii)    Copy  of   Registrant's   Management
                                            Agreement  with  Jenswold,   King  &
                                            Associates,  Adviser to Fountainhead
                                            Special Value Fund,  which was filed
                                            as  an   Exhibit   to   Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby incorporated by reference.

                                    (iii)   Copy  of   Registrant's   Management
                                            Agreement  with Advanced  Investment
                                            Technology,  Inc.,  Adviser  to  AIT
                                            Vision U.S. Equity Portfolio,  which
                                            was   filed   as   an   Exhibit   to
                                            Registrant's          Post-Effective
                                            Amendment    No.   11,   is   hereby
                                            incorporated by reference.

                                    (iv)    Copy  of   Registrant's   Management
                                            Agreement   with   GLOBALT,    Inc.,
                                            Adviser  to  GLOBALT   Growth  Fund,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   11,   is   hereby
                                            incorporated
                                            by reference.

                                    (v)     Copy  of   Registrant's   Management
                                            Agreement  with  Newport  Investment
                                            Advisors, Inc., Adviser to the MAXIM
                                            Contrarian  Fund, which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment  No. 2, is
                                            hereby incorporated by reference.

                                    (vi)    Copy  of   Registrant's   Management
                                            Agreement     with    IMS    Capital
                                            Management, Inc., Adviser to the IMS
                                            Capital Value Fund,  which was filed
                                            as  an   Exhibit   to   Registrant's
                                            Post-Effective  Amendment  No. 2, is
                                            hereby incorporated by reference.

                                    (vii)   Copy  of   Registrant's   Management
                                            Agreement     with      Commonwealth
                                            Advisors,  Inc.,  Adviser to Florida
                                            Street Bond Fund and Florida  Street
                                            Growth  Fund,  which was filed as an
                                            Exhibit       to        Registrant's
                                            PostEffective  Amendment  No.  8, is
                                            hereby incorporated by reference.

                                    (viii)  Copy  of   Registrant's   Management
                                            Agreement  with  Corbin  &  Company,
                                            Adviser  to Corbin  Small-Cap  Fund,
                                            which was filed as an Exhibit to

     Registrant's Post-Effective Amendment No. 8, is hereby incorporated by reference.
                                    (ix)    Copy   of   Registrant's    proposed
                                            Management   Agreement   with  Vuong
                                            Asset   Management   Company,   LLC,
                                            Adviser to MAI Enhanced  Index Fund,
                                            MAI  Growth  &  Income   Fund,   MAI
                                            Aggressive    Growth    Fund,    MAI
                                            High-Yield  Income Fund, MAI Capital
                                            Appreciation  Fund  and  MAI  Global
                                            Equity  Fund  (the  "MAI  Family  of
                                            Funds"),   which  was  filed  as  an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment No. 12, is
                                            hereby incorporated by reference.

                                    (x)     Copy   of   Registrant's    proposed
                                            Management    Agreement   with   CWH
                                            Associates,    Inc.,    Advisor   to
                                            Worthington  Theme  Fund,  which was
                                            filed as an Exhibit to  Registrant's
                                            Post-Effective  Amendment No. 10, is
                                            hereby incorporated by reference.


                                    (xi)    Copy  of   Registrant's   Management
                                            Agreement     with    Burroughs    &
                                            Hutchinson,  Inc.,  Advisor  to  the
                                            Marathon Value Fund, which was filed
                                            as  an   Exhibit   to   Registrant's
                                            Post-Effective  Amendment No. 15, is
                                            hereby incorporated by reference.

                                    (xii)   Copy   of   Registrant's    proposed
                                            Management Agreement with The Jumper
                                            Group,  Inc.,  Adviser to the Jumper
                                            Strategic  Reserve  Fund,  which was
                                            filed as an Exhibit to  Registrant's
                                            Post-Effective  Amendment No. 13, is
                                            hereby incorporated by reference.

                                    (xiii)  Copy  of   Registrant's   Management
                                            Agreement  with  Appalachian   Asset
                                            Management, Inc., Advisor to the AAM
                                            Equity  Fund,  which was filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment No. 17, is
                                            hereby incorporated by reference.

                                    (xiv)   Copy   of   Registrant's    proposed
                                            Management  Agreement  with  Paul B.
                                            Martin,  Jr.  d/b/a  Martin  Capital
                                            Advisors,   Advisor  to  the  Austin
                                            Opportunity Fund, which was filed as
                                            an  Exhibit  to  Registrant's  Post-
                                            Effective   Amendment   No.  17,  is
                                            hereby incorporated by reference.

                                    (xv)    Copy   of   Registrant's    proposed
                                            Management  Agreement  with  Paul B.
                                            Martin,  Jr.  d/b/a  Martin  Capital
                                            Advisors,   Advisor   to  the  Texas
                                            Opportunity Fund, which was filed as
                                            an  Exhibit  to  Registrant's  Post-
                                            Effective   Amendment   No.  17,  is
                                            hereby incorporated by reference.

                                    (xvi)   Copy   of   Registrant's    proposed
                                            Management  Agreement  with  Paul B.
                                            Martin,  Jr.  d/b/a  Martin  Capital
                                            Advisors,   Advisor   to  the   U.S.
                                            Opportunity Fund, which was filed as
                                            an  Exhibit  to  Registrant's  Post-
                                            Effective   Amendment   No.  17,  is
                                            hereby incorporated by reference.

                                    (xvii)  Copy   of   Registrant's    Proposed
                                            Management  Agreement  with  Gamble,
                                            Jones, Morphy & Bent, Advisor to the
                                            GJMB Growth Fund, is filed herewith.

                                    (xviii) Copy   of   Registrant's    Proposed
                                            Management       Agreement      with
                                            Cornerstone  Investment  Management,
                                            Advisor to the Cornerstone MVP Fund,
                                            is filed herewith.

                                    (xix)   Copy   of   Registrant's    Proposed
                                            Management   Agreement   with   Carl
                                            Domino Associates,  L.P., Advisor to
                                            the  Carl  Domino  Growth  Fund,  is
                                            filed herewith.


                                    (xx)    Copy   of   Registrant's    Proposed
                                            Management   Agreement   with   Carl
                                            Domino Associates,  L.P., Advisor to
                                            the Carl Domino  International Fund,
                                            is filed herewith.


                           (6) (i) Copy of Registrant's Amended and Restated Underwriting Agreement with AmeriPrime Financial Securities,
                                            Inc.,  which was filed as an Exhibit
                                            to    Registrant's    Post-Effective
                                            Amendment No. 8, is hereby
                                            incorporated by reference.

                                    (ii)    Copy   of   Registrant's    proposed
                                            Underwriting      Agreement     with
                                            AmeriPrime   Financial   Securities,
                                            Inc. and OMNI Financial Group,  LLC,
                                            which  was  filed as an  Exhibit  to
                                            Registrant's          Post-Effective
                                            Amendment    No.   12,   is   hereby
                                            incorporated by reference.

                           (7) Bonus, Profit Sharing, Pension or Similar Contracts for the benefit of Directors or Officers - None.

                           (8) (i) Copy of Registrant's Agreement with the Custodian, Star Bank, N.A., which was filed as an Exhibit to
                                            Registrant's          Post-Effective
                                            Amendment    No.   11,   is   hereby
                                            incorporated by reference.

                                    (ii)    Copy of  Registrant's  Appendix B to
                                            the  Agreement  with the  Custodian,
                                            Star Bank,  N.A., which was filed as
                                            an  Exhibit  to  Registrant's  Post-
                                            Effective Amendment No. 8, is hereby
                                            incorporated by reference.

                           (9) Copy of Registrant's Agreement with the Administrator, AmeriPrime Financial
                                    Services,   Inc.,  which  was  filed  as  an
                                    Exhibit   to   Registrant's   Post-Effective
                                    Amendment No. 11, is hereby incorporated by reference.

                           (10) Opinion and Consent of Brown, Cummins & Brown Co., L.P.A., which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 9, is hereby incorporated by reference.

                           (11) Consent of Accountant - None.

                           (12)     Financial Statements Omitted from Item 23 -
                                    None.

                           (13) Copy of Letter of Initial Stockholders, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 11, is hereby incorporated by reference.

                           (14) Model Plan used in Establishment of any Retirement Plan - None.

                           (15) (i) Copy of Registrant's Rule 12b-1 Distribution Plan for The MAXIM Contrarian Fund (now the NewCap Contrarian Fund), which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 1, is hereby incorporated by reference.

                                    (ii)    Form  of  Registrant's   Rule  12b-1
                                            Service Agreement which was filed as
                                            an    Exhibit    to     Registrant's
                                            Post-Effective  Amendment  No. 1, is
                                            hereby incorporated by reference.


                                    (iii)   Copy  of  Registrant's   Rule  12b-1
                                            Distribution  Plan  for  the  Austin
                                            Opportunity Fund, which was filed as
                                            an  Exhibit  to  Registrant's  Post-
                                            Effective   Amendment   No.  17,  is
                                            hereby incorporated by reference.

                                    (iv)    Copy  of  Registrant's   Rule  12b-1
                                            Distribution   Plan  for  the  Texas
                                            Opportunity Fund, which was filed as
                                            an  Exhibit  to  Registrant's  Post-
                                            Effective   Amendment   No.  17,  is
                                            hereby incorporated by reference.

                                    (v)     Copy  of  Registrant's   Rule  12b-1
                                            Distribution   Plan   for  the  U.S.
                                            Opportunity Fund, which was filed as
                                            an  Exhibit  to  Registrant's  Post-
                                            Effective   Amendment   No.  17,  is
                                            hereby incorporated by reference.


     (16) Schedules for Computation of Each Performance Quotation, which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 12, are hereby incorporated by reference.
                           (17)     Financial Data Schedule - None.

     (18) Rule 18f-3 Plan for the Carl Domino Equity Income Fund, which was filed as an Exhibit to Registrant's Post-Effective Amendment No. 16, is hereby incorporated by reference.
                           (19) (i) Power of Attorney for Registrant and Certificate with respect thereto, which were filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment No. 5, are
                                            hereby incorporated by reference.

    (ii) Powers of Attorney for Trustees and Officers which were filed as an Exhibit to Registrant's Post-Effective Amendment No. 5, are hereby incorporated by reference.

                                    (iii)   Power of Attorney for the  Treasurer
                                            of the Trust,  which was filed as an
                                            Exhibit       to        Registrant's
                                            Post-Effective  Amendment  No. 8, is
                                            hereby
                                            incorporated by reference.

Item 25.          Persons Controlled by or Under Common Control with the
                  Registrant (As of August 7, 1998)
--------          -------------------------------------------------------------

                  The Carl Domino Associates, L.P., Profit Sharing Trust may be deemed to control the Carl Domino Equity Income Fund; U.S. Trust Company of Florida, as Trustee of the Killian Charitable Remainder Unitrust, may be deemed to control the AIT Vision U.S. Equity Portfolio; and Cheryl and Kenneth Holeski may be deemed to control The NewCap Contrarian Fund, as a result of their respective beneficial ownership of those Funds.

Item 26.          Number of Holders of Securities (as of August 7, 1998)
--------          ------------------------------------------------------


      Title of Class                               Number of Record Holders
Carl Domino Equity Income Fund (Investor Class)                173
Carl Domino Equity Income Fund (Class A Shares)                  0
Carl Domino Growth Fund                                          0
Carl Domino International Fund                                   0
Fountainhead Special Value Fund                                121
AIT Vision U.S. Equity Portfolio                                31
GLOBALT Growth Fund                                             81
NewCap Contrarian Fund                                          28
IMS Capital Value Fund                                         378
Florida Street Bond Fund                                        18
Florida Street Growth Fund                                      11
Corbin Small-Cap Value Fund                                     90
MAI Enhanced Equity Benchmark Fund                               0
MAI Enhanced Growth and Income Fund                              0
MAI Enhanced Aggressive Growth Fund                              0
MAI Enhanced Income Fund                                         0
MAI Enhanced Capital Appreciation Fund                           0
MAI Enhanced Global Fund                                         0
Worthington Theme Fund                                           0
Marathon Value Fund                                             37
Jumper Strategic Reserve Fund                                    0
AAM Equity Fund                                                 18
Austin Opportunity Fund                                          0
Texas Opportunity Fund                                           0
U.S. Opportunity Fund                                            0
GJMB Growth Fund                                                 0
Cornerstone MVP Fund                                             0


Item 27.          Indemnification

                  (a) Article VI of the Registrant's Declaration of Trust provides for indemnification of officers and Trustees as follows:

                                            Section   6.4   Indemnification   of
                                    Trustees,  Officers,  etc.  Subject  to  and
                                    except   as   otherwise   provided   in  the
                                    Securities Act of 1933, as amended,  and the
                                    1940 Act, the Trust shall  indemnify each of
                                    its Trustees and officers (including persons
                                    who  serve  at  the   Trust's   request   as
                                    directors,  officers  or trustees of another
                                    organization  in  which  the  Trust  has any
                                    interest  as  a  shareholder,   creditor  or
                                    otherwise  (hereinafter  referred  to  as  a
                                    "Covered  Person")  against all liabilities,
                                    including but not limited to amounts paid in
                                    satisfaction of judgments,  in compromise or
                                    as  fines  and   penalties,   and  expenses,
                                    including   reasonable    accountants'   and
                                    counsel fees, incurred by any Covered Person
                                    in   connection    with   the   defense   or
                                    disposition  of any  action,  suit or  other
                                    proceeding,   whether   civil  or  criminal,
                                    before  any  court  or   administrative   or
                                    legislative  body,  in  which  such  Covered
                                    Person may be or may have been involved as a
                                    party or otherwise or with which such person
                                    may be or may have been threatened, while in
                                    office or thereafter,  by reason of being or
                                    having  been  such  a  Trustee  or  officer,
                                    director  or  trustee,  and  except  that no
                                    Covered Person
                                    shall be  indemnified  against any liability
                                    to the  Trust or its  Shareholders  to which
                                    such  Covered  Person  would   otherwise  be
                                    subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of such Covered Person's office.

                                            Section 6.5  Advances  of  Expenses.
                                    The Trust shall advance attorneys' fees or other expenses incurred by a Covered Person in defending a proceeding to the full extent permitted by the Securities Act of 1933, as amended, the 1940 Act, and Ohio Revised Code Chapter 1707, as amended. In the event any of these laws conflict with Ohio Revised Code Section 1701.13(E), as amended, these laws, and not Ohio Revised Code Section 1701.13(E), shall govern.

                                            Section  6.6   Indemnification   Not
                                    Exclusive, etc. The right of indemnification
                                    provided  by this  Article  VI shall  not be
                                    exclusive  of or affect any other  rights to
                                    which  any  such   Covered   Person  may  be
                                    entitled.   As  used  in  this  Article  VI,
                                    "Covered Person" shall include such person's
                                    heirs, executors and administrators. Nothing
                                    contained in this  article  shall affect any
                                    rights to indemnification to which personnel
                                    of  the  Trust,   other  than  Trustees  and
                                    officers, and other persons may be entitled by contract or otherwise under law, nor the power of the Trust to purchase and maintain liability insurance on behalf of any such person.

                           The Registrant may not pay for insurance which protects the Trustees and officers against liabilities rising from action involving willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of their offices.

                  (b) The Registrant may maintain a standard mutual fund and investment advisory professional and directors and officers liability policy. The policy, if maintained, would provide coverage to the Registrant, its Trustees and officers, and could cover its Advisers, among others. Coverage under the policy would include losses by reason of any act, error, omission, misstatement, misleading statement, neglect or breach of duty.

     (c) Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of the Registrant pursuant to the provisions of Ohio law and the Agreement and Declaration of the Registrant or the By-Laws of the Registrant, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a trustee, officer or controlling person of the Trust in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.
Item 28.          Business and Other Connections of Investment Adviser


     A. Carl Domino Associates, L.P., 580 Village Boulevard, Suite 225, West Palm Beach, Florida 33409, ("CDA"), adviser to the Carl Domino Equity Income Fund, the Carl

                           Domino Growth Fund and the Carl Domino International Fund, is a registered investment adviser.

                           (1) CDA has engaged in no other  business  during the
past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the partners and officers of CDA during the past two years.

                                    (a)     Penn Independent Corp., a partner in
                                            CDA, is an insurance holding company
                                            that  operates  a  premium   finance
                                            company,  a surplus lines  insurance
                                            company  and a  wholesale  insurance
                                            agency.

                                    (b)     James E. Heerin,  Jr., an officer of
                                            CDA, is vice  president  and general
                                            counsel  of Penn  Independent  Corp.
                                            and  an  officer  and   director  of
                                            Shrimp Culture II, Inc., both at 420
                                            South York Road,  Hatboro, PA 19040.
                                            Shrimp  Culture II, Inc.  raises and
                                            sells shrimp.

                                    (c)     Lawrence  Katz, a partner in CDA, is
                                            an  orthopedic  surgeon  in  private
                                            practice.

                                    (d)     Saltzman Partners, a partner in CDA,
                                            is  a   limited   partnership   that
                                            invests in companies and businesses.

                                    (e)     Cango Inversiones,  SA, a partner in
                                            CDA,  is a foreign  business  entity
                                            that invests in U.S.  companies  and
                                            businesses.

                  B. Jenswold, King & Associates, Inc., 1980 Post Oak Boulevard, Suite 2400, Houston, Texas 77056-3898 ("JKA"), adviser to the Fountainhead Special Value Fund, is a registered investment adviser.

                           (1) JKA has engaged in no other  business  during the
past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of JKA during the past two years.

                                    (a)     John Servis, a director of JKA, is a
                                            licensed real estate broker.

                  C. Advanced Investment Technology, Inc., 311 Park Place Boulevard, Suite 250, Clearwater, Florida 34619 ("AIT"), adviser to AIT Vision U.S. Equity Portfolio, is a registered investment adviser.

                           (1) AIT has engaged in no other  business  during the
past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of AIT during the past two fiscal years.

                                    (a)     Dean S. Barr,  director  and the CEO
                                            of AIT, was the managing director of
                                            LBS Capital  Management,  Inc.,  311
                                            Park   Place   Blvd.,    Clearwater,
                                            Florida from 1989-1996.

                                    (b)     Nicholas Lopardo, a director of AIT,
                                            is the CEO of  State  Street  Global
                                            Advisors, Boston, Massachusetts.

                                    (c)     Bryan  Stypul,  CFO &  Treasurer  of
                                            AIT, was the  comptroller  for Terra
                                            Comm   Communications,   Clearwater,
                                            Florida in 1996,  and prior to that,
                                            the CEO of Beacon Advisors, Treasure
                                            Island, Florida.

                                    (d)     Raymond L.  Killian,  a director  of
                                            AIT, is the Chairman of the Board of
                                            Investment  Technology Group,  Inc.,
                                            900 3rd Avenue, New York, New
                                            York.

                                    (e)     Marc Simmons,  a director of AIT, is
                                            a principal of State  Street  Global
                                            Advisors.

                                    (f)     Alan  Brown,  a director  of AIT, is
                                            the  CIO  of  State  Street   Global
                                            Advisors.

                                    (g)     John Snow, a director of AIT, is the
                                            managing  director  of State  Street
                                            Global  Advisors.  Prior to 1997, he
                                            was   the   president   of   NatWest
                                            Investment     Advisers,      Boston
                                            Massachussetts.

                  D. GLOBALT, Inc., 3060 Peachtree Road, N.W., One Buckhead Plaza, Suite 225, Atlanta, Georgia 30305 ("GLOBALT"), adviser to GLOBALT Growth Fund, is a registered investment adviser.

                           (1) GLOBALT has engaged in no other  business  during
the past two fiscal years.


                           (2) The following list sets forth other substantial business activities of the officers and directors of GLOBALT during the past two years.

                                    (a)     Gregory S.  Paulette,  an officer of
                                            GLOBALT, is the president of GLOBALT
                                            Capital  Management,  a division  of
                                            GLOBALT.

                  E. Newport Investment Advisors, Inc., 20600 Chagrin Boulevard, Suite 1020, Shaker Heights, Ohio 44122 ("Newport"), adviser to The MAXIM Contrarian Fund, is a registered investment adviser.

                           (1) Newport has engaged in no other  business  during
the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the officers and directors of Newport during the past two years.

                                    (a)     Kenneth   Holeski,    president   of
                                            Newport,  is the vice  president  of
                                            Newport Evaluation Services, Inc., a
                                            fiduciary   consulting  business  at
                                            20600  Chagrin   Boulevard,   Shaker
                                            Heights,    Ohio   44122,    and   a
                                            registered   representative  of  WRP
                                            Investments,   Inc.,   4407  Belmont
                                            Avenue,  Youngstown,  Ohio 44505,  a
                                            registered broker/dealer.

                                    (b)     Donn M. Goodman,  vice  president of
                                            Newport, is the president of Newport
                                            Evaluation Services, Inc.

                  F. IMS Capital Management, Inc., 10159 S.E. Sunnyside Road, Suite 330, Portland, Oregon 97015, ("IMS"), Adviser to the IMS Capital Value Fund, is a registered investment adviser.

                           (1) IMS has engaged in no other  business  during the
past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of IMS during the past two years - None.

                  G. CommonWealth Advisors, Inc., 929 Government Street, Baton Rouge, Louisiana 70802, ("CommonWealth"), Adviser to the Florida Street Bond Fund and the Florida Street Growth Fund, is a registered investment adviser.

                           (1)      CommonWealth   has   engaged   in  no  other
                                    business during the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of CommonWealth during the past two years.

     (a) Walter A. Morales, President/Chief Investment Officer of CommonWealth was the Director of an insurance/broadcasting corporation, Guaranty Corporation, 929 Government Street, Baton Rouge, Louisiana 70802 from August 1994 to February 1996. From September 1994 through the present, a registered representative of a Broker/Dealer company, Securities Service Network, 2225 Peters Road, Knoxville, Tennessee 37923. Beginning August 1995 through the present, an instructor at the University of Southwestern Louisiana in Lafayette, Louisiana.

                  H. Corbin & Company, 1320 S. University Drive, Suite 406, Fort Worth, Texas 76107, ("Corbin"), Adviser to the Corbin Small-Cap Value Fund, is a registered investment adviser.

                           (1) Corbin has  engaged in no other  business  during
the past two fiscal years.

                           (2) The following list sets forth other substantial business activities of the directors and officers of Corbin during the past two years - None.

                  I. Vuong Asset Management Company, LLC, 6575 West Loop South, Suite 110, Houston, Texas 77401, ("VAMCO"), Adviser to the MAI Family of Funds, is a registered investment adviser.

         (1) VAMCO has engaged in no other business during the past two fiscal years.

         (2) The following list sets forth substantial business activities of the directors and officers of VAMCO during the past two years.

     (a) Qui Tu Vuong, the Chief Investment Officer and head of Equity Asset Management of VAMCO, is the Chief Executive Officer of Vuong & Co., LLC, a holding company at 6575 West Loop South #110, Bellaire, Texas 77401; and Sales Manager/Equities Regulation Representative of Omni Financial Group, LLC, a securities brokerage company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Oishiicorp, Inc., an investment advising corporation at 6575 West Loop South #110, Bellaire, Texas 77401; and Managing General Partner of Sigma Delta Capital Appreciation Funds, LP, an investment company at 6575 West Loop South #110, Bellaire, Texas 77401; and President of Premier Capital Management and Consulting

                           Group, Inc., a financial consulting corporation at 6575 West Loop South #170, Bellaire, Texas 77401; and from August, 1992 through February, 1996, he was a registered representative of Securities America, Inc., a securities brokerage corporation at 6575 West Loop South #170, Bellaire, Texas 77401.

                  (b) Quyen Ngoc Vuong, President, Chairman and Chief Financial Officer of VAMCO, is the Manager of Vuong & Company, LLC, and Manager of Omni Financial Group, LLC.

                  (c) Canh Viet Le, Manager of VAMCO, is the Manager of Vuong and Company, LLC, and was Co-Founder and Chief Financial Officer of Tribe Computer Works, a manufacturing network in Alameda, California from April, 1990 through January, 1996.

         J. CWH Associates, Inc., 200 Park Avenue, Suite 3900, New York, New York 10166, ("CWH"), Advisor to the Worthington Theme Fund, is a registered investment Advisor.

                  (1) CWH has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of CWH during the past two years.

                           Andrew M. Abrams, the Chief Operating Officer of CWH, is a General Partner of Abrams Investment Partners, L.P., an investment limited partnership at 200 Park Avenue, Suite 3900, New York, New York 10166.

         K. Burroughs & Hutchinson, Inc., 702 West Idaho Street, Suite 810, Boise, Idaho ("B&H"), advisor to Marathon Value Fund, is a registered investment adviser.

                  (1) B&H has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of B&H during the past two years.

                           Mark R. Matsko,  Vice  President and Director of B&H,
                           was  a  broker   with   D.A.   Davidson   &  Co.,   a
                           broker/dealer in Boise, Idaho, from 1994 to 1996.

         L.       The  Jumper   Group,   Inc.,  1  Union   Square,   Suite  505,
                  Chattanooga, Tennessee 37402, ("Jumper"), Advisor to the Jumper Strategic Reserve Fund, is a registered investment advisor.

                  (1) Jumper has engaged in no other business during the past two fiscal years.

                  (2)      The  following  list  set  forth  other   substantial
                           business activities of the directors and officers of Jumper during the past two years - None.

         M. Appalachian Asset Management, Inc., 1018 Kanawha Blvd., East, Suite 209, Charleston, WV 25301 ("AAM"), advisor to AAM Equity Fund, is a registered investment advisor.

                  (1) AAM has engaged in no other business during the past two fiscal years.

                  (2) The following list sets forth other substantial business activities of the directors and officers of AAM during the past two years - None.

     N. Paul B. Martin, Jr. d/b/a Martin Capital Advisors, 812 San Antonio, Suite G14, Austin, TX 78701 ("Martin"), advisor to Austin Opportunity Fund, Texas Opportunity Fund, and U.S. Opportunity Fund, is a registered investment advisor.

                  (1) Martin has engaged in no other business during the past two fiscal years.


         O.       Gamble,   Jones,  Morphy  &  Bent,  Inc.,  301  East  Colorado
                  Boulevard, Suite 802, Pasadena, California 91101 ("GJMB"), Advisor to the GJMB Fund, is a registered investment advisor.

                  (1) GJMB has engaged in no other business during the past two fiscal years.


                  (2) The following list sets forth other substantial business activities of the directors and officers of GJMB during the past two years - None.


     P. Cornerstone Investment Management, L.L.C. 132 West Main Street, Aspen, Colorado 81611 ("Cornerstone"), Advisor to the Cornerstone MVP Fund, is a registered investment advisor.
                  (1) Cornerstone has engaged in no other business during the past two fiscal years.


                  (2) The following list sets forth other substantial business activities of the directors and officers of Cornerstone during the past two years:

                           Christopher Shawn Ryan, managing member of Cornerstone, was the Vice President Portfolio Manager at NationsBank in Dallas, Texas from January 1994 to October 1997.



Item 29.          Principal Underwriters

                  A. AmeriPrime Financial Securities, Inc., is the Registrant's principal underwriter. Kenneth D. Trumpfheller, 1793 Kingswood Drive, Suite 200, Southlake, Texas 76092, is the President, Secretary and Treasurer of the underwriter and the President and a Trustee of the Registrant.

                  B. Omni Financial Group, LLC ("OMNI") acts as co-distributor, along with AmeriPrime Financial Securities, Inc., of the MAI Family of Funds. Qui T. Vuong, Quyen N. Vuong and Diep N. Vuong, each of whose principal business address is 6575 West Loop South, Suite 125, Bellaire, Texas 77401, are the managers of OMNI, and they hold no offices or position with the Registrant.

Item 30.          Location of Accounts and Records


                  Accounts, books and other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940 and the Rules promulgated thereunder will be maintained by the Registrant at 1793 Kingswood Drive, Suite 200, Southlake,
                  Texas 76092 and/or by the Registrant's Custodian, Star Bank, N.A., 425 Walnut Street, Cincinnati, Ohio 45202, and/or
                  transfer and shareholder service agents, American Data Services, Inc., Hauppauge Corporate Center, 150 Motor Parkway, Hauppauge, New York 11760 and Unified Fund Services, Inc., 431 Pennsylvania Street, Indianapolis, IN 46204.


Item 31.          Management Services Not Discussed in Parts A or B

                  None.

Item 32.          Undertakings

                  (a)      Not Applicable.

                  (b) The Registrant hereby undertakes to furnish each person to whom a prospectus is delivered with a copy of the Registrant's latest applicable annual report to shareholders, upon request and without charge.

                                   SIGNATURES



         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Cincinnati, State of Ohio, on the 16th day of October, 1998.



                                                   AmeriPrime Funds


                                                  By:/s/
                                                  Donald S. Mendelsohn,
                                                  Attorney-in-Fact


         Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.


Kenneth D. Trumpfheller,
President and Trustee                            By:/s/
                                                 Donald S. Mendelsohn,
Julie A. Feleo, Treasurer                        Attorney-in-Fact

Steve L. Cobb, Trustee                           October 16, 1998

Gary E. Hippenstiel, Trustee

                                  EXHIBIT INDEX

                                                                         EXHIBIT

1.       Proposed Management Agreement for the GJMB Growth Fund.......EX-99.B5.1

2.       Proposed Management Agreement for the Cornerstone MVP Fund
                        ..............................................EX-99.B5.2

3.       Proposed Management Agreement for the Carl Domino Growth Fund
                          ..........................................  EX-99.B5.3

4.       Proposed Management Agreement for the Carl Domino
               International Fund.................................... EX-99.B5.4